STOCK COMPENSATION PLANS (Details) (USD $)	12 Months Ended		0 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Aug. 31, 2013 RSUs	Aug. 31, 2012 RSUs	Dec. 31, 2013 RSUs	Dec. 31, 2004 Plan approved in 2000	Dec. 31, 2013 Plan approved in 2000 item	Dec. 31, 2004 Plans approved in 1997	Dec. 31, 2013 Plans approved in 1997 item	May 22, 2012 2012 Incentive Compensation Plan	May 22, 2012 2012 Incentive Compensation Plan Stock Options
Stock Compensation Plans
Number of Stock Compensation Plans	3						1		2
Increase in number of shares authorized						428,587
Shares authorized prior to amendment						25,000
Reverse stock split, conversion ratio						0.05		0.05
Total authorized share balance						453,587		30,000		575,000	392,152
Number of RSUs granted (in shares)			37,125	148,500
Share price (in dollars per share)				$ 7.91
Cost to the employee				$ 0
Vesting period				4 years
Recognition period of compensation cost to be recognized				4 years
Compensation cost to be recognized				776,000
Number of RSUs unvested (in shares)					111,375
Compensation cost to be recognized, net of income tax					$ 512,000
Stock option transactions
Outstanding shares at beginning of year	242,152	392,152
Expired / forfeited during the year (in shares)	(5,000)
Surrendered/exchanged for restricted stock (in shares)		(150,000)
Outstanding shares at end of year	237,152	242,152
Exercisable shares at end of year	124,861	126,361
Weighted average exercise price per share at end of year (in dollars per share)	$ 9.88	$ 9.88